Property and Equipment, Net - Summary of Property and Equipment (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
At cost:
Property and equipment, gross	¥ 1,252,204	$ 181,553	¥ 1,168,377
Less: Accumulated depreciation	(996,906)	(144,538)	(786,881)
Property and equipment, net	255,298	37,015	381,496
Electronic Equipment [Member]
At cost:
Property and equipment, gross	678,753	98,410	651,779
Office Equipment [Member]
At cost:
Property and equipment, gross	2,372	344	2,290
Motor Vehicles [Member]
At cost:
Property and equipment, gross	8,318	1,206	7,264
Software [Member]
At cost:
Property and equipment, gross	475,935	69,004	419,326
Leasehold Improvements [Member]
At cost:
Property and equipment, gross	¥ 86,826	$ 12,589	¥ 87,718